THE ALGER PORTFOLIOS
QUARTERLY REPORT
March 31, 2026 (UNAUDITED)

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments March 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—93.4%
AEROSPACE & DEFENSE—0.8%
HEICO Corp., Cl. A	25,518	$ 5,386,595
APPLICATION SOFTWARE—2.8%
AppLovin Corp., Cl. A*	32,137	12,790,526
Cadence Design Systems, Inc.*	6,016	1,671,666
Palantir Technologies, Inc., Cl. A*	29,092	4,255,578

		18,717,770
AUTOMOBILE MANUFACTURERS—3.2%
Tesla, Inc.*	55,865	20,767,814
BIOTECHNOLOGY—4.2%
Abivax SA ADR*	41,211	4,588,845
Arrowhead Pharmaceuticals, Inc.*	71,809	4,502,424
Ascendis Pharma A/S ADR*	9,149	2,092,651
Biogen, Inc.*	21,663	3,971,478
Cogent Biosciences, Inc.*	26,435	1,017,483
Dianthus Therapeutics, Inc.*	29,190	2,449,625
Natera, Inc.*	36,642	7,328,033
Roivant Sciences Ltd.*	55,507	1,537,544

		27,488,083
BROADLINE RETAIL—8.7%
Amazon.com, Inc.*	210,856	43,914,979
MercadoLibre, Inc.*	2,904	5,021,074
Sea Ltd., Cl. A ADR*	102,449	8,483,802

		57,419,855
COAL & CONSUMABLE FUELS—0.5%
Cameco Corp.	29,340	3,186,617
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—0.7%
Rocket Cos., Inc., Cl. A	310,163	4,419,823
COMMUNICATIONS EQUIPMENT—0.3%
Arista Networks, Inc.*	17,367	2,132,320
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.4%
Caterpillar, Inc.	3,845	2,724,029
CONSUMER FINANCE—0.5%
Figure Technology Solutions, Inc., Cl. A*	99,949	3,393,269
DIVERSIFIED METALS & MINING—0.1%
MP Materials Corp., Cl. A*	14,733	711,015
ELECTRIC UTILITIES—0.1%
Constellation Energy Corp.	793	221,445
NRG Energy, Inc.	4,316	630,740

		852,185
ENVIRONMENTAL & FACILITIES SERVICES—0.7%
GFL Environmental, Inc.	105,540	4,403,129
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.4% (CONT.)
HEALTH CARE DISTRIBUTORS—0.6%
Cardinal Health, Inc.	19,435	$ 4,106,810
HEALTHCARE EQUIPMENT—1.2%
Boston Scientific Corp.*	59,027	3,703,944
Intuitive Surgical, Inc.*	9,788	4,512,170

		8,216,114
HEALTHCARE FACILITIES—0.3%
Tenet Healthcare Corp.*	9,428	1,779,158
HEALTHCARE TECHNOLOGY—0.2%
Veeva Systems, Inc., Cl. A*	7,375	1,295,493
HEAVY ELECTRICAL EQUIPMENT—1.0%
GE Vernova, Inc.	7,557	6,596,505
HOME FURNISHINGS—0.2%
Somnigroup International, Inc.	17,724	1,310,158
HOUSEHOLD APPLIANCES—0.2%
SharkNinja, Inc.*	11,533	1,221,345
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.0%
Talen Energy Corp.*	41,390	13,212,930
Vistra Corp.	393	59,079

		13,272,009
INTERACTIVE MEDIA & SERVICES—9.8%
Alphabet, Inc., Cl. C	116,774	33,497,790
Meta Platforms, Inc., Cl. A	54,486	31,173,075

		64,670,865
INTERNET SERVICES & INFRASTRUCTURE—1.7%
Cloudflare, Inc., Cl. A*	14,906	3,075,704
MongoDB, Inc., Cl. A*	12,809	3,135,259
Shopify, Inc., Cl. A*	43,167	5,120,470

		11,331,433
INVESTMENT BANKING & BROKERAGE—0.3%
Robinhood Markets, Inc., Cl. A*	30,195	2,092,513
MANAGED HEALTHCARE—0.5%
UnitedHealth Group, Inc.	12,075	3,267,374
MOVIES & ENTERTAINMENT—1.9%
Liberty Media Corp. Series C Liberty Formula One*	12,088	1,027,722
Netflix, Inc.*	51,377	4,939,898
Roku, Inc., Cl. A*	58,743	5,558,263
Sphere Entertainment Co., Cl. A*	749	87,933
TKO Group Holdings, Inc., Cl. A	5,754	1,160,294

		12,774,110
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.4% (CONT.)
OIL & GAS STORAGE & TRANSPORTATION—0.1%
Cheniere Energy, Inc.	2,236	$ 634,487
PHARMACEUTICALS—1.6%
AstraZeneca PLC	25,914	5,110,858
Eli Lilly & Co.	4,867	4,476,520
Merck & Co., Inc.	10,579	1,272,548

		10,859,926
SEMICONDUCTORS—24.0%
Astera Labs, Inc.*	70,202	7,694,139
Broadcom, Inc.	86,356	26,728,046
Micron Technology, Inc.	3,917	1,323,319
NVIDIA Corp.	507,570	88,520,208
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	101,077	34,158,972

		158,424,684
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.1%
Celsius Holdings, Inc.*	15,275	541,957
SPECIALTY CHEMICALS—0.4%
DuPont de Nemours, Inc.	56,230	2,575,334
SYSTEMS SOFTWARE—13.3%
Microsoft Corp.	160,973	59,587,375
Nebius Group NV, Cl. A*	272,564	28,281,241

		87,868,616
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—9.1%
Apple, Inc.	156,701	39,769,147
Western Digital Corp.	74,470	20,143,390

		59,912,537
TRADING COMPANIES & DISTRIBUTORS—1.9%
EquipmentShare.com, Inc., Cl. A*	119,258	2,429,285
QXO, Inc.*	535,166	10,392,924

		12,822,209
TOTAL COMMON STOCKS (Cost $296,978,983)		617,176,141
PREFERRED STOCKS—3.3%
APPLICATION SOFTWARE—2.6%
Databricks, Inc., Series J(a),*,@	68,003	11,691,756
Databricks, Inc., Series L(a),*,@	2,057	353,660
OpenAI Group, PBC Series C(a),*,@	2,244	1,543,169
SB Technology, Inc., Series E(a),*,@	102,616	3,693,150

		17,281,735
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.7%
Apptronik, Inc., Series A-X1(a),*,@	56,187	2,077,076
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—3.3% (CONT.)
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.7% (CONT.)
Figure AI, Inc., Series C(a),*,@	11,183	$ 2,185,158

		4,262,234
TOTAL PREFERRED STOCKS (Cost $14,247,294)		21,543,969
REAL ESTATE INVESTMENT TRUSTS—0.7%
HEALTH CARE—0.7%
Welltower, Inc.	22,337	4,416,248
(Cost $4,648,883)		4,416,248
SPECIAL PURPOSE VEHICLES—1.0%
APPLICATION SOFTWARE—1.0%
2026 VDC LP(a),*,@		708,298
Disruptive Technology Solutions LI, LLC(a),*,@		6,058,950
(Cost $3,918,480)		6,767,248
SHORT-TERM SECURITIES—1.8%
MONEY MARKET FUNDS—1.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(b)	12,009,627	12,009,627
(Cost $12,009,627)		12,009,627

Total Investments (Cost $331,803,267)	100.2%	$661,913,233
Unaffiliated Securities (Cost $331,803,267)		661,913,233
Liabilities in Excess of Other Assets	(0.2)%	(1,388,105)
NET ASSETS	100.0%	$660,525,128

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of March 31, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments March 31, 2026 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 3/31/2026
2026 VDC LP	3/2/26-3/31/26	$717,730	$708,298	0.1%
Apptronik, Inc., Series A-X1	1/29/26	2,077,076	2,077,076	0.3%
Databricks, Inc., Series J	12/17/24	6,290,278	11,691,756	1.8%
Databricks, Inc., Series L	12/16/25	390,830	353,660	0.0%
Disruptive Technology Solutions LI, LLC	11/4/25	3,200,750	6,058,950	0.9%
Figure AI, Inc., Series C	11/18/25	2,179,920	2,185,158	0.4%
OpenAI Group, PBC Series C	3/31/26	1,543,169	1,543,169	0.2%
SB Technology, Inc., Series E	10/23/24	1,766,021	3,693,150	0.6%
Total		$18,165,774	$28,311,217	4.3%
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—91.7%
AEROSPACE & DEFENSE—1.0%
HEICO Corp.	13,910	$ 3,814,122
APPLICATION SOFTWARE—4.3%
AppLovin Corp., Cl. A*	33,856	13,474,688
Cadence Design Systems, Inc.*	11,142	3,096,028

		16,570,716
ASSET MANAGEMENT & CUSTODY BANKS—1.6%
Blackstone, Inc.	35,761	4,112,157
KKR & Co., Inc.	20,522	1,898,285

		6,010,442
BIOTECHNOLOGY—7.9%
Abivax SA ADR*	69,426	7,730,585
Arrowhead Pharmaceuticals, Inc.*	92,008	5,768,902
Biogen, Inc.*	10,341	1,895,816
Forte Biosciences, Inc.*	124,555	3,225,974
Natera, Inc.*	58,557	11,710,814

		30,332,091
BROADLINE RETAIL—7.3%
Amazon.com, Inc.*	111,465	23,214,816
MercadoLibre, Inc.*	2,242	3,876,463
Sea Ltd., Cl. A ADR*	11,593	960,016

		28,051,295
ELECTRICAL COMPONENTS & EQUIPMENT—1.2%
Enovix Corp.*	912,858	4,728,604
ELECTRONIC COMPONENTS—0.8%
Coherent Corp.*	12,349	2,941,655
HEALTHCARE EQUIPMENT—1.5%
Edwards Lifesciences Corp.*	24,930	1,996,394
Intuitive Surgical, Inc.*	8,236	3,796,714

		5,793,108
HEALTHCARE TECHNOLOGY—0.4%
Schrodinger, Inc.*	122,272	1,389,010
HEAVY ELECTRICAL EQUIPMENT—2.0%
GE Vernova, Inc.	8,865	7,738,258
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.0%
Talen Energy Corp.*	24,245	7,739,731
INTERACTIVE HOME ENTERTAINMENT—1.0%
Take-Two Interactive Software, Inc.*	19,107	3,773,633
INTERACTIVE MEDIA & SERVICES—12.0%
Alphabet, Inc., Cl. C	100,176	28,736,487
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—91.7% (CONT.)
INTERACTIVE MEDIA & SERVICES—12.0% (CONT.)
Meta Platforms, Inc., Cl. A	30,434	$ 17,412,205

		46,148,692
INTERNET SERVICES & INFRASTRUCTURE—2.0%
Cloudflare, Inc., Cl. A*	28,232	5,825,391
MongoDB, Inc., Cl. A*	3,899	954,358
Shopify, Inc., Cl. A*	8,174	969,600

		7,749,349
MOVIES & ENTERTAINMENT—5.4%
Netflix, Inc.*	133,508	12,836,794
Spotify Technology SA*	16,585	8,042,233

		20,879,027
PHARMACEUTICALS—3.5%
AstraZeneca PLC	9,784	1,929,601
Eli Lilly & Co.	12,333	11,343,523

		13,273,124
SEMICONDUCTOR MATERIALS & EQUIPMENT—2.0%
ASML Holding NV ADR	2,903	3,834,370
Lam Research Corp.	18,140	3,875,792

		7,710,162
SEMICONDUCTORS—14.8%
Astera Labs, Inc.*	26,792	2,936,403
Broadcom, Inc.	37,257	11,531,414
NVIDIA Corp.	208,709	36,398,850
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	17,273	5,837,410

		56,704,077
SYSTEMS SOFTWARE—11.1%
Crowdstrike Holdings, Inc., Cl. A*	7,332	2,862,486
Microsoft Corp.	51,489	19,059,683
Nebius Group NV, Cl. A*	197,691	20,512,418

		42,434,587
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.9%
Apple, Inc.	60,301	15,303,791
Western Digital Corp.	69,321	18,750,637

		34,054,428
TRADING COMPANIES & DISTRIBUTORS—1.0%
QXO, Inc.*	197,480	3,835,062
TOTAL COMMON STOCKS (Cost $206,786,102)		351,671,173
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
EXCHANGE TRADED FUNDS—2.9%
Alger 35 ETF(a),*	353,188	$ 11,079,508
(Cost $6,792,657)		11,079,508
MUTUAL FUNDS—2.6%
Alger 35 Fund, Cl. Z(a),*	559,471	9,980,968
(Cost $7,604,417)		9,980,968
PREFERRED STOCKS—3.5%
APPLICATION SOFTWARE—3.5%
OpenAI Group, PBC Series C(b),*,@	2,966	2,039,679
SB Technology, Inc., Series E(b),*,@	315,833	11,366,830
TOTAL PREFERRED STOCKS (Cost $7,475,165)		13,406,509
SPECIAL PURPOSE VEHICLES—0.1%
APPLICATION SOFTWARE—0.1%
2026 VDC LP(b),*,@		408,231
TOTAL SPECIAL PURPOSE VEHICLES (Cost $413,667)		408,231

Total Investments (Cost $229,072,008)	100.8%	$386,546,389
Affiliated Securities (Cost $14,397,074)		21,060,476
Unaffiliated Securities (Cost $214,674,934)		365,485,913
Liabilities in Excess of Other Assets	(0.8)%	(2,951,367)
NET ASSETS	100.0%	$383,595,022

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund

(a)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 3/31/2026
2026 VDC LP	3/2/26-3/31/26	$413,667	$408,231	0.1%
OpenAI Group, PBC Series C	3/31/26	2,039,679	2,039,679	0.5%
SB Technology, Inc., Series E	10/23/24	5,435,486	11,366,830	3.0%
Total		$7,888,832	$13,814,740	3.6%
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments March 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.5%
AEROSPACE & DEFENSE—0.7%
TransDigm Group, Inc.	279	$ 323,350
APPAREL RETAIL—0.4%
Gap, Inc.	7,180	173,756
APPLICATION SOFTWARE—0.3%
Adobe, Inc.*	638	155,085
ASSET MANAGEMENT & CUSTODY BANKS—2.1%
Blackrock, Inc.	601	577,987
Blackstone, Inc.	3,314	381,077

		959,064
AUTOMOBILE MANUFACTURERS—0.4%
Ferrari NV	478	161,779
BIOTECHNOLOGY—2.5%
AbbVie, Inc.	3,126	679,874
Amgen, Inc.	767	269,869
Gilead Sciences, Inc.	1,301	181,320

		1,131,063
BROADLINE RETAIL—2.7%
Amazon.com, Inc.*	5,970	1,243,372
BUILDING PRODUCTS—0.7%
Johnson Controls International PLC	2,439	319,387
COMMUNICATIONS EQUIPMENT—0.9%
Cisco Systems, Inc.	5,546	430,314
COMPUTER & ELECTRONICS RETAIL—0.3%
Best Buy Co., Inc.	1,806	115,945
CONSUMER ELECTRONICS—0.6%
Garmin Ltd.	1,169	271,220
CONSUMER STAPLES MERCHANDISE RETAIL—1.5%
Walmart, Inc.	5,627	699,323
COPPER—0.9%
Southern Copper Corp.	2,403	413,460
DIVERSIFIED BANKS—5.3%
Bank of America Corp.	10,324	503,295
Fifth Third Bancorp	4,994	232,021
JPMorgan Chase & Co.	5,769	1,697,009

		2,432,325
ELECTRIC UTILITIES—0.6%
NextEra Energy, Inc.	3,095	287,464
ELECTRICAL COMPONENTS & EQUIPMENT—1.6%
Eaton Corp. PLC	2,080	743,953
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.5% (CONT.)
ELECTRONIC COMPONENTS—1.1%
Corning, Inc.	3,671	$ 499,146
FINANCIAL EXCHANGES & DATA—1.0%
CME Group, Inc., Cl. A	1,522	449,523
FOOD DISTRIBUTORS—0.3%
Sysco Corp.	2,193	156,427
HEALTH CARE DISTRIBUTORS—0.9%
Cardinal Health, Inc.	1,944	410,787
HEALTHCARE EQUIPMENT—0.9%
Abbott Laboratories	1,755	180,186
Medtronic PLC	2,426	210,213

		390,399
HOME IMPROVEMENT RETAIL—1.4%
The Home Depot, Inc.	1,996	656,464
HOUSEHOLD PRODUCTS—1.0%
The Procter & Gamble Co.	3,200	462,208
INDUSTRIAL CONGLOMERATES—1.2%
Honeywell International, Inc.	2,402	542,924
INDUSTRIAL GASES—0.7%
Air Products & Chemicals, Inc.	1,083	314,601
INTEGRATED OIL & GAS—4.6%
Chevron Corp.	3,402	703,874
Exxon Mobil Corp.	5,898	1,000,654
TotalEnergies SE	4,466	406,317

		2,110,845
INTEGRATED TELECOMMUNICATION SERVICES—1.3%
Comcast Corp., Cl. A	7,596	218,081
Verizon Communications, Inc.	7,543	378,659

		596,740
INTERACTIVE MEDIA & SERVICES—10.2%
Alphabet, Inc., Cl. A	7,559	2,173,666
Alphabet, Inc., Cl. C	5,775	1,656,617
Meta Platforms, Inc., Cl. A	1,463	837,026

		4,667,309
INVESTMENT BANKING & BROKERAGE—2.8%
Morgan Stanley	7,733	1,272,620
IT CONSULTING & OTHER SERVICES—0.6%
Accenture PLC, Cl. A	583	115,603
International Business Machines Corp.	604	146,404

		262,007
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.5% (CONT.)
MANAGED HEALTHCARE—0.5%
UnitedHealth Group, Inc.	912	$ 246,778
MULTI-UTILITIES—1.1%
Consolidated Edison, Inc.	1,927	218,098
Sempra	2,782	270,327

		488,425
OIL & GAS STORAGE & TRANSPORTATION—0.5%
ONEOK, Inc.	2,482	224,348
OTHER SPECIALTY RETAIL—0.2%
Dick's Sporting Goods, Inc.	492	97,559
PHARMACEUTICALS—5.4%
AstraZeneca PLC	1,449	285,673
Bristol-Myers Squibb Co.	3,646	221,130
Eli Lilly & Co.	471	433,212
Johnson & Johnson	3,272	799,808
Merck & Co., Inc.	2,302	276,907
Novartis AG ADR	1,701	259,828
Pfizer, Inc.	6,356	178,476

		2,455,034
PROPERTY & CASUALTY INSURANCE—0.7%
The Hartford Insurance Group, Inc.	2,201	297,641
RAIL TRANSPORTATION—0.8%
Union Pacific Corp.	1,436	348,402
RESTAURANTS—1.2%
McDonald's Corp.	1,002	311,411
Starbucks Corp.	2,588	231,859

		543,270
SEMICONDUCTOR MATERIALS & EQUIPMENT—5.7%
KLA Corp.	1,757	2,587,024
SEMICONDUCTORS—9.4%
Broadcom, Inc.	9,537	2,951,797
QUALCOMM, Inc.	3,778	486,531
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,552	862,448

		4,300,776
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.8%
PepsiCo, Inc.	2,523	391,797
The Coca-Cola Co.	5,566	423,294

		815,091
SPECIALTY CHEMICALS—0.8%
DuPont de Nemours, Inc.	8,171	374,232
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.5% (CONT.)
SYSTEMS SOFTWARE—7.4%
Microsoft Corp.	8,608	$ 3,186,423
Oracle Corp.	1,277	187,860

		3,374,283
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.1%
Apple, Inc.	13,182	3,345,460
Dell Technologies, Inc., Cl. C	2,123	348,448

		3,693,908
TOBACCO—1.4%
Altria Group, Inc.	4,688	309,361
Philip Morris International, Inc.	1,906	315,138

		624,499
TRADING COMPANIES & DISTRIBUTORS—0.6%
Ferguson Enterprises, Inc.	1,210	282,245
TRANSACTION & PAYMENT PROCESSING SERVICES—1.4%
Visa, Inc., Cl. A	2,117	639,842
TOTAL COMMON STOCKS (Cost $11,858,784)		44,046,217
MASTER LIMITED PARTNERSHIPS—0.4%
OIL & GAS STORAGE & TRANSPORTATION—0.4%
Cheniere Energy Partners LP	2,888	186,652
(Cost $76,588)		186,652
REAL ESTATE INVESTMENT TRUSTS—3.2%
HEALTH CARE—1.1%
Welltower, Inc.	2,640	521,954
INDUSTRIAL—0.4%
Prologis, Inc.	1,199	158,484
RETAIL—0.8%
Simon Property Group, Inc.	1,876	349,930
SPECIALIZED—0.5%
Lamar Advertising Co., Cl. A	1,911	242,047
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUSTS—3.2% (CONT.)
TELECOM TOWER—0.4%
Crown Castle, Inc.	2,202	$ 179,045
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $774,490)		1,451,460

Total Investments (Cost $12,709,862)	100.1%	$45,684,329
Unaffiliated Securities (Cost $12,709,862)		45,684,329
Liabilities in Excess of Other Assets	(0.1)%	(44,369)
NET ASSETS	100.0%	$45,639,960

ADR	American Depositary Receipts

*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.2%
AEROSPACE & DEFENSE—8.6%
Axon Enterprise, Inc.*	4,283	$ 1,818,947
FTAI Aviation Ltd.	13,702	3,356,990
HEICO Corp.	6,997	1,918,578
Howmet Aerospace, Inc.	21,809	5,026,102

		12,120,617
APPAREL ACCESSORIES & LUXURY GOODS—0.6%
lululemon athletica, Inc.*	5,537	847,715
APPAREL RETAIL—2.1%
Burlington Stores, Inc.*	9,076	2,953,149
APPLICATION SOFTWARE—2.8%
Guidewire Software, Inc.*	9,382	1,403,172
Procore Technologies, Inc.*	9,701	552,957
The Descartes Systems Group, Inc.*	27,726	1,985,924

		3,942,053
ASSET MANAGEMENT & CUSTODY BANKS—0.5%
Ares Management Corp., Cl. A	5,095	555,865
Blue Owl Capital, Inc., Cl. A	16,739	152,827

		708,692
AUTOMOTIVE RETAIL—4.3%
Carvana Co.*	7,379	2,319,810
O'Reilly Automotive, Inc.*	39,543	3,650,214

		5,970,024
BIOTECHNOLOGY—5.7%
Abivax SA ADR*	12,868	1,432,852
Arrowhead Pharmaceuticals, Inc.*	25,248	1,583,050
Cogent Biosciences, Inc.*	11,546	444,406
Natera, Inc.*	14,999	2,999,650
Revolution Medicines, Inc.*	4,161	404,657
Vaxcyte, Inc.*	20,250	1,176,727

		8,041,342
CARGO GROUND TRANSPORTATION—1.1%
Saia, Inc.*	4,231	1,486,266
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—1.1%
Rocket Cos., Inc., Cl. A	107,914	1,537,774
CONSTRUCTION & ENGINEERING—3.1%
Comfort Systems USA, Inc.	3,173	4,375,535
CONSTRUCTION MATERIALS—1.8%
Martin Marietta Materials, Inc.	4,370	2,572,532
CONSUMER FINANCE—0.4%
Figure Technology Solutions, Inc., Cl. A*	16,333	554,505
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.2% (CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—3.4%
Vertiv Holdings Co., Cl. A	18,843	$ 4,721,679
ELECTRONIC COMPONENTS—1.7%
Amphenol Corp., Cl. A	19,342	2,443,862
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.2%
Novanta, Inc.*	14,514	1,714,248
ENVIRONMENTAL & FACILITIES SERVICES—4.2%
GFL Environmental, Inc.	141,455	5,901,503
HEALTHCARE EQUIPMENT—1.5%
IDEXX Laboratories, Inc.*	3,736	2,099,221
HEALTHCARE SERVICES—1.2%
Guardant Health, Inc.*	18,763	1,733,138
HOMEBUILDING—1.1%
NVR, Inc.*	227	1,495,891
HOTELS RESORTS & CRUISE LINES—4.4%
Hilton Worldwide Holdings, Inc.	11,921	3,624,938
Viking Holdings Ltd.*	35,174	2,584,585

		6,209,523
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.6%
Talen Energy Corp.*	5,098	1,627,434
Vistra Corp.	13,290	1,997,886

		3,625,320
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—4.0%
RBC Bearings, Inc.*	10,446	5,673,431
INSURANCE BROKERS—1.0%
Ryan Specialty Holdings, Inc., Cl. A	39,821	1,343,561
INTERACTIVE HOME ENTERTAINMENT—0.7%
Roblox Corp., Cl. A*	16,503	933,410
INTERNET SERVICES & INFRASTRUCTURE—5.5%
Cloudflare, Inc., Cl. A*	23,876	4,926,574
MongoDB, Inc., Cl. A*	4,611	1,128,634
Twilio, Inc., Cl. A*	13,588	1,709,642

		7,764,850
INVESTMENT BANKING & BROKERAGE—0.6%
Robinhood Markets, Inc., Cl. A*	11,686	809,840
LIFE & HEALTH INSURANCE—0.7%
Oscar Health, Inc., Cl. A*	85,140	976,556
LIFE SCIENCES TOOLS & SERVICES—4.6%
Repligen Corp.*	29,178	3,437,752
West Pharmaceutical Services, Inc.	12,053	3,020,964

		6,458,716
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.2% (CONT.)
MOVIES & ENTERTAINMENT—4.8%
Spotify Technology SA*	3,342	$ 1,620,569
TKO Group Holdings, Inc., Cl. A	25,362	5,114,247

		6,734,816
OIL & GAS EXPLORATION & PRODUCTION—1.0%
Diamondback Energy, Inc.	6,892	1,363,169
OIL & GAS STORAGE & TRANSPORTATION—1.0%
Cheniere Energy, Inc.	4,777	1,355,521
PERSONAL CARE PRODUCTS—1.5%
e.l.f. Beauty, Inc.*	35,384	2,144,624
PROPERTY & CASUALTY INSURANCE—1.9%
Intact Financial Corp.	14,661	2,656,707
REAL ESTATE SERVICES—1.3%
CBRE Group, Inc., Cl. A*	13,849	1,875,985
RESEARCH & CONSULTING SERVICES—1.6%
Verisk Analytics, Inc.	11,539	2,189,525
RESTAURANTS—1.2%
Chipotle Mexican Grill, Inc.*	54,369	1,740,352
SEMICONDUCTORS—3.2%
Astera Labs, Inc.*	14,809	1,623,066
Monolithic Power Systems, Inc.	2,553	2,791,323

		4,414,389
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.8%
Celsius Holdings, Inc.*	71,822	2,548,245
SYSTEMS SOFTWARE—2.2%
Nebius Group NV, Cl. A*	27,769	2,881,312
Rubrik, Inc., Cl. A*	5,388	263,850

		3,145,162
TRADING COMPANIES & DISTRIBUTORS—3.2%
EquipmentShare.com, Inc., Cl. A*	39,873	812,213
QXO, Inc.*	189,221	3,674,672

		4,486,885
TOTAL COMMON STOCKS (Cost $114,604,789)		133,670,333
PREFERRED STOCKS—1.4%
APPLICATION SOFTWARE—0.9%
SB Technology, Inc., Series E(a),*,@	34,722	1,249,645
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.5%
Apptronik, Inc., Series A-X1(a),*,@	8,858	327,455
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—1.4% (CONT.)
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.5% (CONT.)
Figure AI, Inc., Series C(a),*,@	1,898	$ 370,869

		698,324
TOTAL PREFERRED STOCKS (Cost $1,295,001)		1,947,969
REAL ESTATE INVESTMENT TRUSTS—1.2%
HEALTH CARE—1.2%
American Healthcare REIT, Inc.	36,806	1,735,771
(Cost $1,898,214)		1,735,771
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(a),*,@	425,098	—
(Cost $227,341)		—
SPECIAL PURPOSE VEHICLES—0.7%
APPLICATION SOFTWARE—0.7%
2026 VDC LP(a),*,@		76,281
Disruptive Technology Solutions LI, LLC(a),*,@		818,936
(Cost $509,914)		895,217
WARRANTS—0.0%
ELECTRIC UTILITIES—0.0%
Constellation Software, Inc., 3/31/40(a),*	1,318	—
(Cost $0)		—
SHORT-TERM SECURITIES—3.1%
MONEY MARKET FUNDS—3.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(b)	4,392,851	4,392,851
(Cost $4,392,851)		4,392,851

Total Investments (Cost $122,928,110)	101.6%	$142,642,141
Unaffiliated Securities (Cost $122,928,110)		142,642,141
Liabilities in Excess of Other Assets	(1.6)%	(2,216,656)
NET ASSETS	100.0%	$140,425,485

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of March 31, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2026 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 3/31/2026
2026 VDC LP	3/2/26-3/31/26	$77,297	$76,281	0.1%
Apptronik, Inc., Series A-X1	1/29/26	327,455	327,455	0.2%
Disruptive Technology Solutions LI, LLC	11/4/25	432,617	818,936	0.6%
Figure AI, Inc., Series C	11/18/25	369,980	370,869	0.3%
SB Technology, Inc., Series E	10/23/24	597,566	1,249,645	0.9%
Tolero CDR	2/6/17	227,341	—	0.0%
Total		$2,032,256	$2,843,186	2.1%
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—94.7%
AEROSPACE & DEFENSE—8.4%
AeroVironment, Inc.*	4,475	$ 819,148
Archer Aviation, Inc., Cl. A*	64,896	335,512
Astronics Corp.*	8,394	560,132
Bombardier, Inc., Cl. B*	13,796	2,439,862
FTAI Aviation Ltd.	11,841	2,901,045
Howmet Aerospace, Inc.	3,769	868,604
Karman Holdings, Inc.*	11,666	933,863
Loar Holdings, Inc.*	15,578	892,464
VSE Corp.	6,838	1,260,927
York Space Systems, Inc.*	599	13,280

		11,024,837
APPAREL RETAIL—4.7%
Abercrombie & Fitch Co., Cl. A*	5,346	488,464
Aritzia, Inc.*	42,397	3,459,785
Victoria's Secret & Co.*	47,408	2,197,835

		6,146,084
APPLICATION SOFTWARE—9.2%
BlackLine, Inc.*	23,074	853,738
Core Scientific, Inc.*	19,750	295,460
Guidewire Software, Inc.*	14,413	2,155,608
InterDigital, Inc.	6,581	1,987,462
Manhattan Associates, Inc.*	12,629	1,681,173
nCino, Inc.*	29,023	434,765
PAR Technology Corp.*	4,898	65,290
Q2 Holdings, Inc.*	27,857	1,317,636
Riot Platforms, Inc.*	24,522	303,092
SPS Commerce, Inc.*	24,641	1,371,765
Terawulf, Inc.*	78,289	1,129,710
Vertex, Inc., Cl. A*	33,353	396,567

		11,992,266
ASSET MANAGEMENT & CUSTODY BANKS—0.8%
Galaxy Digital, Inc., Cl. A*	36,130	666,599
Hamilton Lane, Inc., Cl. A	4,226	420,064

		1,086,663
BIOTECHNOLOGY—17.5%
Abivax SA ADR*	19,561	2,178,117
Absci Corp.*	339,522	1,018,566
Arrowhead Pharmaceuticals, Inc.*	30,978	1,942,320
Bridgebio Pharma, Inc.*	7,645	567,718
CareDx, Inc.*	46,805	812,535
Centessa Pharmaceuticals PLC ADR*	29,578	1,174,838
Cogent Biosciences, Inc.*	21,829	840,198
Dianthus Therapeutics, Inc.*	1,953	163,896
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—94.7% (CONT.)
BIOTECHNOLOGY—17.5% (CONT.)
Forte Biosciences, Inc.*	128,020	$ 3,315,718
Insmed, Inc.*	19,288	3,153,974
Natera, Inc.*	12,595	2,518,874
Nuvalent, Inc., Cl. A*	27,129	2,779,366
Palvella Therapeutics, Inc.*	5,769	719,106
Soleno Therapeutics, Inc.*	9,163	306,777
Twist Bioscience Corp.*	26,830	1,274,962
uniQure NV*	8,495	138,893

		22,905,858
BUILDING PRODUCTS—2.5%
CSW Industrials, Inc.	7,801	2,032,785
Modine Manufacturing Co.*	6,003	1,300,910

		3,333,695
CARGO GROUND TRANSPORTATION—0.5%
Saia, Inc.*	1,962	689,211
CONSTRUCTION & ENGINEERING—2.6%
Construction Partners, Inc., Cl. A*	2,830	314,470
Tutor Perini Corp.	39,948	3,083,586

		3,398,056
CONSUMER STAPLES MERCHANDISE RETAIL—2.0%
BJ's Wholesale Club Holdings, Inc.*	26,037	2,562,562
EDUCATION SERVICES—0.9%
Universal Technical Institute, Inc.*	34,116	1,231,588
ELECTRIC UTILITIES—0.5%
IDACORP, Inc.	4,972	710,847
ELECTRICAL COMPONENTS & EQUIPMENT—0.4%
Enovix Corp.*	110,720	573,530
ELECTRONIC MANUFACTURING SERVICES—1.4%
Fabrinet*	3,391	1,768,474
ENVIRONMENTAL & FACILITIES SERVICES—0.3%
Casella Waste Systems, Inc., Cl. A*	5,088	403,682
FINANCIAL EXCHANGES & DATA—0.5%
Gemini Space Station, Inc., Cl. A*	850	3,757
MarketAxess Holdings, Inc.	4,259	702,650

		706,407
HEALTHCARE EQUIPMENT—3.6%
Glaukos Corp.*	4,133	444,959
Impulse Dynamics PLC, Series A(a),*,@	1,596,061	60,650
Integer Holdings Corp.*	5,801	510,488
iRhythm Technologies, Inc.*	11,119	1,312,264
Penumbra, Inc.*	3,724	1,222,850
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—94.7% (CONT.)
HEALTHCARE EQUIPMENT—3.6% (CONT.)
TransMedics Group, Inc.*	11,668	$ 1,159,916

		4,711,127
HEALTHCARE SERVICES—4.4%
GeneDx Holdings Corp., Cl. A*	35,443	2,276,149
Guardant Health, Inc.*	37,875	3,498,514

		5,774,663
HEALTHCARE SUPPLIES—0.9%
Lantheus Holdings, Inc.*	9,726	737,717
Neogen Corp.*	53,049	492,825

		1,230,542
HEALTHCARE TECHNOLOGY—0.6%
HeartFlow, Inc.*	32,957	801,844
HEAVY ELECTRICAL EQUIPMENT—1.3%
Bloom Energy Corp., Cl. A*	12,090	1,638,074
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—6.3%
Gates Industrial Corp. PLC*	107,105	2,421,644
RBC Bearings, Inc.*	10,603	5,758,701

		8,180,345
INTERACTIVE MEDIA & SERVICES—0.6%
Reddit, Inc., Cl. A*	5,335	718,358
INTERNET SERVICES & INFRASTRUCTURE—0.8%
Whitefiber, Inc.*	25,700	306,087
Wix.com Ltd.*	7,469	672,733

		978,820
INVESTMENT BANKING & BROKERAGE—0.4%
Moelis & Co., Cl. A	10,075	574,275
LEISURE FACILITIES—1.6%
Life Time Group Holdings, Inc.*	21,769	586,457
Planet Fitness, Inc., Cl. A*	20,418	1,518,691

		2,105,148
LIFE SCIENCES TOOLS & SERVICES—5.9%
10X Genomics, Inc., Cl. A*	35,741	758,781
Adaptive Biotechnologies Corp.*	174,425	2,421,019
Bio-Techne Corp.	27,729	1,449,117
CryoPort, Inc.*	133,790	1,107,781
MaxCyte, Inc.*	135,576	95,242
Repligen Corp.*	11,780	1,387,920
Tempus AI, Inc., Cl. A*	10,839	490,140

		7,710,000
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—94.7% (CONT.)
OIL & GAS EXPLORATION & PRODUCTION—3.3%
Magnolia Oil & Gas Corp., Cl. A	138,742	$ 4,380,085
PASSENGER AIRLINES—1.4%
Joby Aviation, Inc.*	227,131	1,876,102
PHARMACEUTICALS—0.1%
Belite Bio, Inc. ADR*	489	77,966
RESEARCH & CONSULTING SERVICES—0.4%
Planet Labs PBC, Cl. A*	18,375	513,581
RESTAURANTS—1.6%
Kura Sushi USA, Inc., Cl. A*	8,017	559,506
Shake Shack, Inc., Cl. A*	17,872	1,581,136

		2,140,642
SEMICONDUCTORS—4.8%
Astera Labs, Inc.*	12,910	1,414,936
Credo Technology Group Holding, Ltd.*	12,635	1,186,047
Impinj, Inc.*	5,691	584,466
Rambus, Inc.*	22,253	1,914,425
Universal Display Corp.	12,336	1,130,718

		6,230,592
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.3%
Celsius Holdings, Inc.*	12,320	437,114
SPECIALTY CHEMICALS—0.9%
Balchem Corp.	6,949	1,177,716
SYSTEMS SOFTWARE—2.1%
Nebius Group NV, Cl. A*	26,151	2,713,428
Netskope, Inc., Cl. A*	2,646	22,464

		2,735,892
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.5%
IonQ, Inc.*	20,506	591,188
TRADING COMPANIES & DISTRIBUTORS—0.1%
Xometry, Inc., Cl. A*	4,642	189,579
TRANSACTION & PAYMENT PROCESSING SERVICES—0.6%
Chime Financial, Inc., Cl. A*	41,609	779,337
TOTAL COMMON STOCKS (Cost $90,756,174)		124,086,750
PREFERRED STOCKS—1.2%
APPLICATION SOFTWARE—1.0%
SB Technology, Inc., Series E(a),*,@	37,494	1,349,409
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—1.2% (CONT.)
HEALTHCARE EQUIPMENT—0.2%
Impulse Dynamics PLC, Series F-3(a),*,@	3,724,402	$ 212,291
TOTAL PREFERRED STOCKS (Cost $840,121)		1,561,700
RIGHTS—0.1%
BIOTECHNOLOGY—0.0%
Mirati Therapeutics, Inc. CVR(a),*,@	6,941	8,052
Tolero CDR(a),*,@	287,830	—

		8,052
PHARMACEUTICALS—0.1%
Fusion Pharmaceuticals, Inc. CVR(a),*,@	45,185	51,511
TOTAL RIGHTS (Cost $155,594)		59,563
SPECIAL PURPOSE VEHICLES—1.1%
APPLICATION SOFTWARE—1.1%
Disruptive Technology Solutions LI, LLC(a),*,@		1,458,057
TOTAL SPECIAL PURPOSE VEHICLES (Cost $770,245)		1,458,057
SHORT-TERM SECURITIES—2.6%
MONEY MARKET FUNDS—2.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(b)	3,458,742	3,458,742
(Cost $3,458,742)		3,458,742

Total Investments (Cost $95,980,876)	99.7%	$130,624,812
Unaffiliated Securities (Cost $95,980,876)		130,624,812
Other Assets in Excess of Liabilities	0.3%	355,905
NET ASSETS	100.0%	$130,980,717

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights
CVR	Contingent Value Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of March 31, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2026 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 3/31/2026
Disruptive Technology Solutions LI, LLC	11/4/25	$770,245	$1,458,057	1.1%
Fusion Pharmaceuticals, Inc. CVR	6/5/24	—	51,511	0.1%
Impulse Dynamics PLC, Series A	2/11/22	1,596,061	60,650	0.1%
Impulse Dynamics PLC, Series F-3	2/5/24	194,849	212,291	0.2%
Mirati Therapeutics, Inc. CVR	1/24/24	—	8,052	0.0%
SB Technology, Inc., Series E	10/23/24	645,272	1,349,409	1.0%
Tolero CDR	2/6/17	155,594	—	0.0%
Total		$3,362,021	$3,139,970	2.5%
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—69.3%
AEROSPACE & DEFENSE—0.5%
TransDigm Group, Inc.	282	$ 326,827
APPAREL RETAIL—0.3%
Gap, Inc.	7,208	174,434
APPLICATION SOFTWARE—0.2%
Adobe, Inc.*	641	155,814
ASSET MANAGEMENT & CUSTODY BANKS—1.5%
Blackrock, Inc.	619	595,298
Blackstone, Inc.	3,301	379,582

		974,880
AUTOMOBILE MANUFACTURERS—0.3%
Ferrari NV	491	166,179
BIOTECHNOLOGY—1.8%
AbbVie, Inc.	3,154	685,963
Amgen, Inc.	750	263,888
Gilead Sciences, Inc.	1,336	186,198

		1,136,049
BROADLINE RETAIL—2.0%
Amazon.com, Inc.*	6,079	1,266,073
BUILDING PRODUCTS—0.5%
Johnson Controls International PLC	2,463	322,530
COMMUNICATIONS EQUIPMENT—0.7%
Cisco Systems, Inc.	5,600	434,504
COMPUTER & ELECTRONICS RETAIL—0.2%
Best Buy Co., Inc.	1,819	116,780
CONSUMER ELECTRONICS—0.4%
Garmin Ltd.	1,180	273,772
CONSUMER STAPLES MERCHANDISE RETAIL—1.1%
Walmart, Inc.	5,602	696,217
COPPER—0.6%
Southern Copper Corp.	2,429	417,934
DIVERSIFIED BANKS—3.8%
Bank of America Corp.	10,425	508,219
Fifth Third Bancorp	5,036	233,972
JPMorgan Chase & Co.	5,823	1,712,894

		2,455,085
ELECTRIC UTILITIES—0.4%
NextEra Energy, Inc.	3,096	287,556
ELECTRICAL COMPONENTS & EQUIPMENT—1.2%
Eaton Corp. PLC	2,111	755,041
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—69.3% (CONT.)
ELECTRONIC COMPONENTS—0.8%
Corning, Inc.	3,737	$ 508,120
FINANCIAL EXCHANGES & DATA—0.7%
CME Group, Inc., Cl. A	1,527	450,999
FOOD DISTRIBUTORS—0.2%
Sysco Corp.	2,208	157,497
HEALTH CARE DISTRIBUTORS—0.6%
Cardinal Health, Inc.	1,952	412,477
HEALTHCARE EQUIPMENT—0.6%
Abbott Laboratories	1,772	181,931
Medtronic PLC	2,381	206,314

		388,245
HOME IMPROVEMENT RETAIL—1.0%
The Home Depot, Inc.	1,998	657,122
HOUSEHOLD PRODUCTS—0.7%
The Procter & Gamble Co.	3,208	463,364
INDUSTRIAL CONGLOMERATES—0.9%
Honeywell International, Inc.	2,450	553,774
INDUSTRIAL GASES—0.5%
Air Products & Chemicals, Inc.	1,082	314,310
INTEGRATED OIL & GAS—3.3%
Chevron Corp.	3,440	711,736
Exxon Mobil Corp.	5,964	1,011,852
TotalEnergies SE	4,536	412,686

		2,136,274
INTEGRATED TELECOMMUNICATION SERVICES—0.9%
Comcast Corp., Cl. A	7,593	217,995
Verizon Communications, Inc.	7,668	384,934

		602,929
INTERACTIVE MEDIA & SERVICES—7.4%
Alphabet, Inc., Cl. A	7,607	2,187,469
Alphabet, Inc., Cl. C	5,878	1,686,163
Meta Platforms, Inc., Cl. A	1,500	858,195

		4,731,827
INVESTMENT BANKING & BROKERAGE—2.0%
Morgan Stanley	7,795	1,282,823
IT CONSULTING & OTHER SERVICES—0.4%
Accenture PLC, Cl. A	589	116,793
International Business Machines Corp.	618	149,797

		266,590
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—69.3% (CONT.)
MANAGED HEALTHCARE—0.4%
UnitedHealth Group, Inc.	938	$ 253,813
MULTI-UTILITIES—0.8%
Consolidated Edison, Inc.	1,953	221,040
Sempra	2,769	269,064

		490,104
OIL & GAS STORAGE & TRANSPORTATION—0.4%
ONEOK, Inc.	2,518	227,602
OTHER SPECIALTY RETAIL—0.1%
Dick's Sporting Goods, Inc.	485	96,171
PHARMACEUTICALS—3.9%
AstraZeneca PLC	1,467	289,322
Bristol-Myers Squibb Co.	3,679	223,131
Eli Lilly & Co.	491	451,607
Johnson & Johnson	3,303	807,385
Merck & Co., Inc.	2,333	280,637
Novartis AG ADR	1,726	263,646
Pfizer, Inc.	6,385	179,291

		2,495,019
PROPERTY & CASUALTY INSURANCE—0.5%
The Hartford Insurance Group, Inc.	2,210	298,858
RAIL TRANSPORTATION—0.5%
Union Pacific Corp.	1,457	353,497
RESTAURANTS—0.9%
McDonald's Corp.	1,011	314,209
Starbucks Corp.	2,649	237,324

		551,533
SEMICONDUCTOR MATERIALS & EQUIPMENT—4.1%
KLA Corp.	1,774	2,612,055
SEMICONDUCTORS—6.8%
Broadcom, Inc.	9,629	2,980,272
QUALCOMM, Inc.	3,850	495,803
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,574	869,883

		4,345,958
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.3%
PepsiCo, Inc.	2,539	394,281
The Coca-Cola Co.	5,650	429,683

		823,964
SPECIALTY CHEMICALS—0.6%
DuPont de Nemours, Inc.	8,204	375,743
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—69.3% (CONT.)
SYSTEMS SOFTWARE—5.3%
Microsoft Corp.	8,687	$ 3,215,667
Oracle Corp.	1,291	189,919

		3,405,586
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.8%
Apple, Inc.	13,303	3,376,168
Dell Technologies, Inc., Cl. C	2,119	347,792

		3,723,960
TOBACCO—1.0%
Altria Group, Inc.	4,752	313,584
Philip Morris International, Inc.	1,931	319,272

		632,856
TRADING COMPANIES & DISTRIBUTORS—0.4%
Ferguson Enterprises, Inc.	1,221	284,810
TRANSACTION & PAYMENT PROCESSING SERVICES—1.0%
Visa, Inc., Cl. A	2,126	642,562
TOTAL COMMON STOCKS (Cost $13,025,270)		44,500,117
MASTER LIMITED PARTNERSHIPS—0.3%
OIL & GAS STORAGE & TRANSPORTATION—0.3%
Cheniere Energy Partners LP	2,908	187,944
(Cost $77,377)		187,944
REAL ESTATE INVESTMENT TRUSTS—2.3%
HEALTH CARE—0.8%
Welltower, Inc.	2,701	534,015
INDUSTRIAL—0.3%
Prologis, Inc.	1,216	160,731
RETAIL—0.5%
Simon Property Group, Inc.	1,846	344,334
SPECIALIZED—0.4%
Lamar Advertising Co., Cl. A	1,967	249,140
TELECOM TOWER—0.3%
Crown Castle, Inc.	2,195	178,476
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $800,984)		1,466,696

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—22.7%
APPLICATION SOFTWARE—0.8%
Cadence Design Systems, Inc., 4.3%, 9/10/29	500,000	498,523
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2026 (Unaudited) (Continued)

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—22.7% (CONT.)
AUTOMOBILE MANUFACTURERS—0.8%
General Motors Financial Co., Inc., 1.5%, 6/10/26	500,000	$ 497,112
BROADLINE RETAIL—0.8%
Amazon.com, Inc., 4.55%, 12/1/27	500,000	504,665
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.8%
Westinghouse Air Brake Technologies Corp., 4.9%, 5/29/30	500,000	505,634
CONSUMER FINANCE—0.8%
American Express Co., 5.85%, 11/5/27	500,000	512,012
CONSUMER STAPLES MERCHANDISE RETAIL—0.8%
Walmart, Inc., 4.35%, 4/28/30	500,000	504,933
DIVERSIFIED BANKS—1.5%
Citibank N.A., 4.929%, 8/6/26	500,000	501,265
JPMorgan Chase Bank N.A., 5.11%, 12/8/26	500,000	502,863

		1,004,128
ENVIRONMENTAL & FACILITIES SERVICES—0.8%
Republic Services, Inc., 4.75%, 7/15/30	500,000	506,625
HEALTH CARE—0.8%
Welltower OP LLC, 4.5%, 7/1/30	500,000	500,352
HEALTH CARE DISTRIBUTORS—1.6%
Cardinal Health, Inc., 5%, 11/15/29	500,000	507,721
McKesson Corp., 4.65%, 5/30/30	500,000	503,153

		1,010,874
HOME IMPROVEMENT RETAIL—0.8%
The Home Depot, Inc., 3.95%, 9/15/30	500,000	493,674
MANAGED HEALTHCARE—1.5%
UnitedHealth Group, Inc., 3.7%, 5/15/27	1,000,000	994,023
MULTI-UTILITIES—2.3%
Dominion Energy, Inc., 4.6%, 5/15/28	500,000	501,655
Public Service Electric and Gas Co., 4.2%, 1/1/31	500,000	493,655
Sempra, 5.4%, 8/1/26	500,000	500,837

		1,496,147
OIL & GAS EXPLORATION & PRODUCTION—0.8%
ConocoPhillips Co., 4.7%, 1/15/30	500,000	504,562
PHARMACEUTICALS—2.3%
AstraZeneca Finance LLC, 4.85%, 2/26/29	500,000	508,711
Johnson & Johnson, 4.8%, 6/1/29	500,000	512,815
Novartis Capital Corp., 3.8%, 9/18/29	500,000	493,618

		1,515,144
RESTAURANTS—0.8%
McDonald's Corp., 4.8%, 8/14/28	500,000	506,341
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2026 (Unaudited) (Continued)

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—22.7% (CONT.)
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.8%
PepsiCo, Inc., 4.45%, 5/15/28	500,000	$ 504,261
SPECIALTY CHEMICALS—0.8%
Ecolab, Inc., 5.25%, 1/15/28	500,000	509,400
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.8%
Apple, Inc., 4.2%, 5/12/30	500,000	502,733
TRANSACTION & PAYMENT PROCESSING SERVICES—0.8%
Mastercard, Inc., 4.35%, 1/15/32	500,000	496,333
WIRELESS TELECOMMUNICATION SERVICES—1.5%
T-Mobile USA, Inc., 4.2%, 10/1/29	500,000	497,026
T-Mobile USA, Inc., 5.125%, 5/15/32	500,000	507,348

		1,004,374
TOTAL CORPORATE BONDS (Cost $14,514,619)		14,571,850
U.S. GOVERNMENT BONDS—3.2%
U.S. Treasury Note, 3.5%, 9/30/26	550,000	549,275
U.S. Treasury Note, 4.125%, 10/31/29	500,000	504,160
U.S. Treasury Note, 4.625%, 2/15/35	500,000	513,096
U.S. Treasury Note, 4.25%, 8/15/35	500,000	498,203
TOTAL U.S. GOVERNMENT BONDS (Cost $2,068,125)		2,064,734

	SHARES	VALUE
SHORT-TERM SECURITIES—2.0%
MONEY MARKET FUNDS—2.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(a)	1,277,580	1,277,580
(Cost $1,277,580)		1,277,580

Total Investments (Cost $31,763,955)	99.8%	$64,068,921
Unaffiliated Securities (Cost $31,763,955)		64,068,921
Other Assets in Excess of Liabilities	0.2%	114,959
NET ASSETS	100.0%	$64,183,880

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of March 31, 2026.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is an open-end registered investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and organized as a business trust under the laws of  the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Fund operates as a series company currently offering six series of  shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio (collectively the “Portfolios” and individually a “Portfolio”). Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio and Alger Small Cap Growth Portfolio invest primarily in equity securities and each has an investment objective of  long-term capital appreciation. Alger Growth & Income Portfolio’s investment objectives are capital appreciation and current income; and it also invests primarily in equity securities. Alger Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed-income securities. Shares of the Portfolios are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.
Alger Capital Appreciation Portfolio offers Class I-2 shares and Class S shares. Each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses. Effective April 30, 2021, the Board of Trustees of the Fund (the “Board”) authorized a partial closing of the Portfolio’s Class S shares. Existing investors that hold Class S shares who had an open account with the Portfolio on April 30, 2021 may continue to invest in additional Class S shares of the Portfolio through exchanges, dividend reinvestment and additional purchases as provided in the Portfolio’s prospectus. Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio offer only Class I-2 shares.
After the close of business on June 3, 2022, Class S shares of the Alger Large Cap Growth Portfolio and Alger Mid Cap Growth Portfolio were converted into Class I-2 shares with the same relative aggregate net asset value as the Class S shares held immediately prior to the conversion. Upon completion of the conversion, Class S shares of the Portfolios were no longer offered.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Portfolios value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the "Board"). Investments held by the Portfolios are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the 1940 Act, Fred Alger Management, LLC, the Portfolios' investment adviser (“Alger Management” or the “Investment Manager”), as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Portfolios to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Portfolios. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Portfolios having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Debt securities generally trade in the over-the counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Securities in which the Portfolios invest may be traded in foreign markets that close before the close of  the NYSE. Developments that occur between the close of  the foreign markets and the close of  the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of  these securities as of  the close of  the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.
FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Portfolios would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolios. Unobservable inputs are inputs that reflect the Portfolios' own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Each Portfolio's quantiative summary by Level can be found in Note 3.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Portfolios' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, bookings multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, transaction pricing, performance of comparable publicly traded securities, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Portfolios may significantly differ from the valuations that would have been assigned by the Portfolios had there been an active market for such securities.
NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of March 31, 2026 in valuing the Portfolios' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Fund have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$77,444,975	$77,444,975	$—	$—
Consumer Discretionary	80,719,172	80,719,172	—	—
Consumer Staples	541,957	541,957	—	—
Energy	3,821,104	3,821,104	—	—
Financials	9,905,605	9,905,605	—	—
Health Care	57,012,958	57,012,958	—	—
Industrials	31,932,467	31,932,467	—	—
Information Technology	338,387,360	338,387,360	—	—
Materials	3,286,349	3,286,349	—	—
Utilities	14,124,194	14,124,194	—	—
TOTAL COMMON STOCKS	$617,176,141	$617,176,141	$—	$—
PREFERRED STOCKS
Industrials	4,262,234	—	—	4,262,234
Information Technology	17,281,735	—	—	17,281,735
TOTAL PREFERRED STOCKS	$21,543,969	$—	$—	$21,543,969
REAL ESTATE INVESTMENT TRUSTS
Real Estate	4,416,248	4,416,248	—	—
SPECIAL PURPOSE VEHICLES
Information Technology	6,767,248	—	—	6,767,248

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SHORT-TERM INVESTMENTS
Money Market Funds	$12,009,627	$12,009,627	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$661,913,233	$633,602,016	$—	$28,311,217

Alger Large Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$70,801,352	$70,801,352	$—	$—
Consumer Discretionary	28,051,295	28,051,295	—	—
Financials	6,010,442	6,010,442	—	—
Health Care	50,787,333	50,787,333	—	—
Industrials	20,116,046	20,116,046	—	—
Information Technology	168,164,974	168,164,974	—	—
Utilities	7,739,731	7,739,731	—	—
TOTAL COMMON STOCKS	$351,671,173	$351,671,173	$—	$—
EXCHANGE TRADED FUNDS	11,079,508	11,079,508	—	—
MUTUAL FUNDS	9,980,968	9,980,968	—	—
PREFERRED STOCKS
Information Technology	13,406,509	—	—	13,406,509
SPECIAL PURPOSE VEHICLES
Information Technology	408,231	—	—	408,231
TOTAL INVESTMENTS IN SECURITIES	$386,546,389	$372,731,649	$—	$13,814,740

Alger Growth & Income Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$5,264,049	$5,264,049	$—	$—
Consumer Discretionary	3,263,365	3,263,365	—	—
Consumer Staples	2,757,548	2,757,548	—	—
Energy	2,335,193	2,335,193	—	—
Financials	6,051,015	6,051,015	—	—
Health Care	4,634,061	4,634,061	—	—
Industrials	2,560,261	2,560,261	—	—
Information Technology	15,302,543	15,302,543	—	—
Materials	1,102,293	1,102,293	—	—
Utilities	775,889	775,889	—	—
TOTAL COMMON STOCKS	$44,046,217	$44,046,217	$—	$—
MASTER LIMITED PARTNERSHIPS
Energy	186,652	186,652	—	—
REAL ESTATE INVESTMENT TRUSTS
Real Estate	1,451,460	1,451,460	—	—
TOTAL INVESTMENTS IN SECURITIES	$45,684,329	$45,684,329	$—	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$7,668,226	$7,668,226	$—	$—
Consumer Discretionary	19,216,654	19,216,654	—	—
Consumer Staples	4,692,869	4,692,869	—	—
Energy	2,718,690	2,718,690	—	—
Financials	8,587,635	8,587,635	—	—
Health Care	18,332,417	18,332,417	—	—
Industrials	40,955,441	40,955,441	—	—
Information Technology	23,424,564	23,424,564	—	—
Materials	2,572,532	2,572,532	—	—
Real Estate	1,875,985	1,875,985	—	—
Utilities	3,625,320	3,625,320	—	—
TOTAL COMMON STOCKS	$133,670,333	$133,670,333	$—	$—
PREFERRED STOCKS
Industrials	698,324	—	—	698,324
Information Technology	1,249,645	—	—	1,249,645
TOTAL PREFERRED STOCKS	$1,947,969	$—	$—	$1,947,969
REAL ESTATE INVESTMENT TRUSTS
Real Estate	1,735,771	1,735,771	—	—
RIGHTS
Health Care	— [1]	—	—	— [1]
SPECIAL PURPOSE VEHICLES
Information Technology	895,217	—	—	895,217
WARRANTS
Utilities	— [2]	—	— [2]	—
SHORT-TERM INVESTMENTS
Money Market Funds	4,392,851	4,392,851	—	—
TOTAL INVESTMENTS IN SECURITIES	$142,642,141	$139,798,955	$—	$2,843,186

Alger Small Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$718,358	$718,358	$—	$—
Consumer Discretionary	11,623,462	11,623,462	—	—
Consumer Staples	2,999,676	2,999,676	—	—
Energy	4,380,085	4,380,085	—	—
Financials	3,146,682	3,146,682	—	—
Health Care	43,212,000	43,151,350	—	60,650
Industrials	31,820,692	31,820,692	—	—
Information Technology	24,297,232	24,297,232	—	—
Materials	1,177,716	1,177,716	—	—
Utilities	710,847	710,847	—	—
TOTAL COMMON STOCKS	$124,086,750	$124,026,100	$—	$60,650
PREFERRED STOCKS
Health Care	212,291	—	—	212,291

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Information Technology	$1,349,409	$—	$—	$1,349,409
TOTAL PREFERRED STOCKS	$1,561,700	$—	$—	$1,561,700
RIGHTS
Health Care	59,563 [1]	—	—	59,563 [1]
SPECIAL PURPOSE VEHICLES
Information Technology	1,458,057	—	—	1,458,057
SHORT-TERM INVESTMENTS
Money Market Funds	3,458,742	3,458,742	—	—
TOTAL INVESTMENTS IN SECURITIES	$130,624,812	$127,484,842	$—	$3,139,970

Alger Balanced Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$5,334,756	$5,334,756	$—	$—
Consumer Discretionary	3,302,064	3,302,064	—	—
Consumer Staples	2,773,898	2,773,898	—	—
Energy	2,363,876	2,363,876	—	—
Financials	6,105,207	6,105,207	—	—
Health Care	4,685,603	4,685,603	—	—
Industrials	2,596,479	2,596,479	—	—
Information Technology	15,452,587	15,452,587	—	—
Materials	1,107,987	1,107,987	—	—
Utilities	777,660	777,660	—	—
TOTAL COMMON STOCKS	$44,500,117	$44,500,117	$—	$—
CORPORATE BONDS
Communication Services	1,004,374	—	1,004,374	—
Consumer Discretionary	2,001,792	—	2,001,792	—
Consumer Staples	1,009,194	—	1,009,194	—
Energy	504,562	—	504,562	—
Financials	2,012,473	—	2,012,473	—
Health Care	3,520,041	—	3,520,041	—
Industrials	1,012,259	—	1,012,259	—
Information Technology	1,001,256	—	1,001,256	—
Materials	509,400	—	509,400	—
Real Estate	500,352	—	500,352	—
Utilities	1,496,147	—	1,496,147	—
TOTAL CORPORATE BONDS	$14,571,850	$—	$14,571,850	$—
MASTER LIMITED PARTNERSHIPS
Energy	187,944	187,944	—	—
REAL ESTATE INVESTMENT TRUSTS
Real Estate	1,466,696	1,466,696	—	—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Balanced Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
U.S. GOVERNMENT BONDS	$2,064,734	$—	$2,064,734	$—
SHORT-TERM INVESTMENTS
Money Market Funds	1,277,580	1,277,580	—	—
TOTAL INVESTMENTS IN SECURITIES	$64,068,921	$47,432,337	$16,636,584	$—

[1]	Each of Alger Mid Cap Growth Portfolio's and Alger Small Cap Growth Portfolio's holdings of Tolero CDRs are classified as a Level 3 investment and are fair valued at zero as of March 31, 2026.
[2]	Alger Mid Cap Growth Portfolio's holdings of Constellation Software, Inc. warrants expiring March 31, 2040, are classified as a Level 2 investment and are fair valued at zero as of March 31, 2026.

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Preferred Stocks
Opening balance at January 1, 2026	$17,257,341
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	666,383
Purchases and Sales/Distributions
Purchases	3,620,245
Sales/Distributions	—
Closing balance at March 31, 2026	21,543,969
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2026	$666,383

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Special Purpose Vehicles
Opening balance at January 1, 2026	$3,100,000
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	2,949,518
Purchases and Sales/Distributions
Purchases	717,730
Sales/Distributions	—
Closing balance at March 31, 2026	6,767,248
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2026	$2,949,518

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2026	$5,435,486
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	5,931,344
Purchases and Sales/Distributions
Purchases	2,039,679
Sales/Distributions	—
Closing balance at March 31, 2026	13,406,509
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2026	$5,931,344

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Special Purpose Vehicles
Opening balance at January 1, 2026	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(5,436)
Purchases and Sales/Distributions
Purchases	413,667
Sales/Distributions	—
Closing balance at March 31, 2026	408,231
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2026	$(5,436)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2026	$967,546
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	652,968
Purchases and Sales/Distributions
Purchases	327,455
Sales/Distributions	—
Closing balance at March 31, 2026	1,947,969
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2026	652,968

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Rights
Opening balance at January 1, 2026	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at March 31, 2026	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2026	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Special Purpose Vehicles
Opening balance at January 1, 2026	$419,000
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	398,920
Purchases and Sales/Distributions
Purchases	77,297
Sales/Distributions	—
Closing balance at March 31, 2026	895,217
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2026	$398,920

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2026	$60,650
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at March 31, 2026	60,650
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2026	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2026	$857,563
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	704,137
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at March 31, 2026	1,561,700
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2026	$704,137

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Rights
Opening balance at January 1, 2026	$60,084*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(521)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at March 31, 2026	59,563*
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2026	$(521)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Special Purpose Vehicles
Opening balance at January 1, 2026	$746,000
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	712,057
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at March 31, 2026	1,458,057
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2026	$712,057

*	Includes securities that were fair valued at zero during the period ended March 31, 2026.
The following table provides quantitative information about each Portfolio's Level 3 fair value measurements of each Portfolio's investments as of March 31, 2026. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Portfolio’s fair value at March 31, 2026.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value March 31, 2026	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Capital Appreciation Portfolio
Preferred Stocks	$12,045,416	Market Approach	Revenue Multiple	23.00x	N/A (a)
	1,543,169	Market Approach	Transaction Price (b)	0%	N/A (a)
	7,955,384	Market Approach Option Pricing Method	Transaction Price Term Voliaility Risk-Free Rate	0% 5 years 80.00%-90.00% 3.92%	0% 5 years 84.64% 3.92%
Special Purpose Vehicles	708,298	Market Approach	Transaction Price (c)	0%	N/A (a)
	6,058,950	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 90.00% 4.08%	N/A (a) N/A (a) N/A (a) N/A (a)
Alger Large Cap Growth Portfolio
Preferred Stocks	2,039,679	Market Approach	Transaction Price (b)	0%	N/A (a)
	11,366,830	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 90.00% 3.92%	N/A (a) N/A (a) N/A (a) N/A (a)
Special Purpose Vehicles	408,231	Market Approach	Transaction Price (c)	0%	N/A (a)
Alger Mid Cap Growth Portfolio
Preferred Stocks	1,947,969	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 80.00%-90.00% 3.92%	0% 5 years 86.42% 3.92%
Rights	—	Income Approach	Discount Rate Probability of Success	100% 0.00%	N/A (a) N/A (a)
Special Purpose Vehicles	76,281	Market Approach	Transaction Price (c)	0%	N/A (a)
	818,936	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 90.00% 4.08%	N/A (a) N/A (a) N/A (a) N/A (a)
Alger Small Cap Growth Portfolio
Common Stocks	60,650	Option Pricing Method	Term Volatility Risk-Free Rate	1 year 80.00% 3.68%	N/A (a) N/A (a) N/A (a)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value March 31, 2026	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Preferred Stocks	$1,349,409	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 90.00% 3.92%	N/A (a) N/A (a) N/A (a) N/A (a)
	212,291	Option Pricing Method	Term Volatility Risk-Free Rate	1 year 80.00% 3.68%	N/A (a) N/A (a) N/A (a)
Rights	59,563	Income Approach	Discount Rate Probability of Success	4.87%-100.00% 0.00%-40.00%	4.87% 39.70%
Special Purpose Vehicles	1,458,057	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 90.00% 4.08%	N/A (a) N/A (a) N/A (a) N/A (a)

(a)	Each security type listed and respective valuation methodology and unobservable input, represents only one investment.
(b)
Fair value was determined based on the recent acquisition price (transaction price) as a best measure of fair value with no material changes in valuation assumptions since the acquisition date of March 31, 2026.

(c)
Fair value was determined based on the recent acquisition price (transaction price) as a best measure of fair value with no material changes in valuation assumptions since the acquisition dates of March 2, 2026 and March 31, 2026.

The significant unobservable inputs used in the fair value measurement of each Portfolio's securities are revenue, bookings, EBITDA multiples, publicly traded comparable securities’ market value and revenue multiples, transaction pricing, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenues, bookings, and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues, bookings, and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.  For the period ended March 31, 2026, there were no changes in valuation methodology on Level 3 investments.
NOTE 4 — Affiliated Securities:

During the period ended March 31, 2026, as disclosed in the following table, certain Portfolios held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the Portfolio(s) for purposes of the 1940 Act. Transactions during the period ended March 31, 2026 with such affiliated persons are summarized below. During this period, other Portfolio's of the Fund may also have held voting shares of the issuers at levels below 5%.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at December 31, 2025	Shares Purchased	Shares Sold	Shares Held at March 31, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at March 31, 2026
Alger Large Cap Growth Portfolio
Exchange Traded Funds
Alger 35 ETF	353,188	—	—	353,188	$—	$—	$(1,236,157)	$11,079,508
Mutual Funds
Alger 35 Fund	559,471	—	—	559,471	—	—	(906,343)	9,980,968
Total	912,659	—	—	912,659	$—	$—	$(2,142,500)	$21,060,476